INSURANCE CLAIMS (Details) - Schedule of Insurance Claims - Insurance Claims [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Life insurance and participating investment contracts
Claims and surrenders	£ (8,735)	£ (8,898)	£ (8,617)
	(3,542)	(15,129)	(22,098)
Reinsurers’ share	404	35	106
	(3,138)	(15,094)	(21,992)
Change in unallocated surplus	8	(147)	14
Insurance claims	(3,465)	(15,578)	(22,344)
Participating investment contracts [Member]
Life insurance and participating investment contracts
Change in insurance and participating investment contracts (note 31)	4,565	(9,067)	(14,160)
Non-participating investment contracts [Member]
Life insurance and participating investment contracts
Change in non-participating investment contracts	628	2,836	679
Deaths [Member]
Life insurance and participating investment contracts
Claims and surrenders	(721)	(675)	(635)
Maturities [Member]
Life insurance and participating investment contracts
Claims and surrenders	(1,198)	(1,280)	(1,347)
Surrenders [Member]
Life insurance and participating investment contracts
Claims and surrenders	(5,548)	(5,674)	(5,444)
Annuities [member]
Life insurance and participating investment contracts
Claims and surrenders	(1,032)	(985)	(949)
Other [Member]
Life insurance and participating investment contracts
Claims and surrenders	(236)	(284)	(242)
Life insurance and participating investment contracts [member]
Life insurance and participating investment contracts
Insurance claims	(3,130)	(15,241)	(21,978)
Non-life insurance, net of reinsurrance [Member]
Life insurance and participating investment contracts
Insurance claims	£ (335)	£ (337)	£ (366)